Consolidated Statements of Shareholders' Equity (USD $) In Thousands	Total	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-In Capital [Member]	Retained Deficit [Member]	Accumulated Other Comprehensive (Loss) Gain [Member]	Deferred Compensation Plan Trust [Member]	Treasury Stock [Member]
Beginning balance at Dec. 31, 2010	$ 268,242		$ 52,464	$ 438,335	$ (190,015)	$ (6,146)	$ (234)	$ (26,162)
Net loss	(67,505)				(67,505)
Other comprehensive income (loss)	6,771					6,771
Capital raise	99,551		34,930	64,621
Deferred cost of capital raise	(571)			(571)
Issuance of common stock	1,137		354	742			41
Stock-based compensation	1,458		77	1,381
Ending balance at Dec. 31, 2011	309,083		87,825	504,508	(257,520)	625	(193)	(26,162)
Net loss	(50,491)				(50,491)
Other comprehensive income (loss)	1,561					1,561
Issuance of common stock	1,127		396	794			(63)
Stock-based compensation	1,315		80	1,235
Ending balance at Dec. 31, 2012	262,595		88,301	506,537	(308,011)	2,186	(256)	(26,162)
Net loss	(9,943)				(9,943)
Other comprehensive income (loss)	(9,241)					(9,241)
Issuance of common stock	1,313		365	(386)			(266)	1,600
Stock-based compensation	613		45	568
Ending balance at Dec. 31, 2013	$ 245,337		$ 88,711	$ 506,719	$ (317,954)	$ (7,055)	$ (522)	$ (24,562)